UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-04258

Value Line Convertible Fund, Inc.
(Exact name of registrant as specified in charter)

Mitchell E. Appel
220 East 42nd Street, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: April 30

Date of reporting period: July 31, 2009

Item 1: Schedule of Investments
A copy of Schedule of Investments for the period ended 7/31/09 is included with this Form.

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)	July 31, 2009

Principal Amount		Value

CONVERTIBLE CORPORATE BONDS & NOTES (81.0%)

	ADVERTISING (0.8%)
$200,000	Interpublic Group of Cos., Inc., Senior Notes, 4.25%, 3/15/23	$180,750
	AEROSPACE/DEFENSE (3.2%)
250,000	AAR Corp. 1.75%, 2/1/26	224,375
250,000	Alliant Techsystems, Inc., Senior Subordinated Notes, 3.00%, 8/15/24	288,125
250,000	L-3 Communications Corp. 3.00%, 8/1/35	250,625
		763,125

	APPAREL (0.6%)
150,000	Iconix Brand Group, Inc., Senior Subordinated Notes, 1.88%, 6/30/12	135,563
	AUTO & TRUCK (1.3%)
100,000	Ford Motor Co. 4.25%, 12/15/36	107,125
200,000	United Auto Group, Inc., Senior Subordinated Notes, 3.50%, 4/1/26	210,500

	AUTO PARTS (0.5%)
100,000	BorgWarner, Inc., Senior Notes, 3.50%, 4/15/12	126,875
	BEVERAGE - ALCOHOLIC (0.7%)
150,000	Molson Coors Brewing Co., Senior Notes, 2.50%, 7/30/13	165,000
	BIOTECHNOLOGY (2.3%)
300,000	Amgen, Inc. 0.38%, 2/1/13	301,500
100,000	Invitrogen Corp., Senior Notes, 1.50%, 2/15/24	107,000
100,000	Invitrogen Corp., Senior Notes Convertible Convertible, 2.00%, 8/1/23	137,125
		545,625

	BUILDING MATERIALS (0.6%)
150,000	Trex Co., Inc., Senior Subordinated Notes, 6.00%, 7/1/12	146,625
	CHEMICAL - DIVERSIFIED (0.6%)
150,000	Millipore Corp., Senior Notes, 3.75%, 6/1/26	153,563
	COAL (1.6%)
150,000	Alpha Natural Resources, Inc., Senior Notes, 2.38%, 4/15/15	133,875
300,000	Peabody Energy Corp. 4.75%, 12/15/41	235,875
		369,750

	COMPUTER & PERIPHERALS (2.9%)
350,000	EMC Corp., Senior Notes, 1.75%, 12/1/11	394,625

Principal Amount		Value

$150,000	NetApp, Inc., Senior Notes, 1.75%, 6/1/13	$145,687
150,000	Symantec Corp., Senior Notes, 1.00%, 6/15/13	150,750
		691,062

	COMPUTER SOFTWARE & SERVICES (3.3%)
150,000	Euronet Worldwide, Inc., Senior Debentures, 3.50%, 10/15/25	135,375
100,000	L-1 Identity Solutions, Inc., Senior Notes, 3.75%, 5/15/27 (1)	86,625
150,000	Mentor Graphics Corp., Subordinated Debentures, 6.25%, 3/1/26	131,062
300,000	Sybase, Inc., Subordinated Notes, 1.75%, 2/22/25	434,250
		787,312

	DIVERSIFIED COMPANIES (1.1%)
300,000	Danaher Corp., 0.0% 1/22/21 (2)	271,125

	DRUG (5.0%)
200,000	Allergan, Inc. 1.50%, 4/1/26	212,000
250,000	Enzon Pharmaceuticals, Inc., Senior Notes, 4.00%, 6/1/13	246,875
200,000	Gilead Sciences, Inc., Senior Notes, 0.63%, 5/1/13	269,000
150,000	Teva Pharmaceutical Finance LLC, Series A, 0.50%, 2/1/24	213,562
200,000	Teva Pharmaceutical Finance LLC Series D, 1.75%, 2/1/26	240,500
		1,181,937

	E-COMMERCE (1.2%)
250,000	Informatica Corp., Senior Notes, 3.00%, 3/15/26	275,938
	ELECTRICAL EQUIPMENT (3.1%)
250,000	EnerSys, Senior Notes, 3.38%, 6/1/38 (3)	197,500
300,000	General Cable Corp., Senior Notes, 1.00%, 10/15/12 (1)	252,000
100,000	General Cable Corp., Senior Notes, 1.00%, 10/15/12	84,000
200,000	WESCO International, Inc., Senior Debentures, 2.63%, 10/15/25	197,000
		730,500

	ELECTRONICS (0.7%)
200,000	TTM Technologies, Inc., Senior Notes, 3.25%, 5/15/15	176,500
	ENTERTAINMENT (1.5%)
200,000	Liberty Media LLC 3.13%, 3/30/23	174,750
200,000	Lions Gate Entertainment Corp., Guaranteed Senior Subordinated Notes, 2.94%, 10/15/24	171,250
		346,000

Value Line Convertible Fund, Inc.

Principal Amount		Value

	ENTERTAINMENT TECHNOLOGY (0.8%)
$200,000	Scientific Games Corp., 0.75%, 12/1/24 (3)	$201,000

	ENVIRONMENTAL (1.6%)
250,000	Covanta Holding Corp., Senior Debentures, 1.00%, 2/1/27	220,312
150,000	Waste Connections, Inc., Senior Notes, 3.75%, 4/1/26	155,813
		376,125

	FOOD PROCESSING (0.6%)
150,000	Archer-Daniels-Midland Co., Senior Notes, 0.88%, 2/15/14	148,125
	HOME BUILDING (0.5%)
100,000	D.R. Horton, Inc., Senior Notes, 2.00%, 5/15/14	111,875
	HOUSEHOLD PRODUCTS (0.6%)
250,000	Lifetime Brands, Inc., Senior Notes, 4.75%, 7/15/11	143,750
	INFORMATION SERVICES (0.9%)
250,000	Alliance Data Systems Corp., Senior Notes, 1.75%, 8/1/13 (1)	211,563
	INSURANCE - PROPERTY & CASUALTY (1.1%)
50,000	CACI International, Inc. 2.13%, 5/1/14	50,688
200,000	Old Republic International Corp., Senior Notes, 8.00%, 5/15/12	218,250
		268,938

	INTERNET (1.2%)
200,000	HLTH Corp., Senior Notes, 3.13%, 9/1/25	207,000
100,000	VeriSign, Inc., Jr. Subordinated Debentures, 3.25%, 8/15/37 (1)	76,000
		283,000

	MACHINERY (1.6%)
200,000	AGCO Corp., Senior Subordinated Notes, 1.25%, 12/15/36	192,500
300,000	Roper Industries, Inc., SeniorSubordinated Notes, 0.0% 1/15/34 (2)	178,125
		370,625

	MEDICAL SERVICES (1.4%)
100,000	Kendle International, Inc., Senior Notes, 3.38%, 7/15/12	78,750
300,000	LifePoint Hospitals, Inc., Senior Subordinated Debentures, 3.50%, 5/15/14	255,375
		334,125

Principal Amount		Value

	MEDICAL SUPPLIES (8.1%)
$200,000	American Medical Systems Holdings, Inc., Senior Subordinated Notes, 3.25%, 7/1/36	$192,750
200,000	Beckman Coulter, Inc., Senior Notes, 2.50%, 12/15/36	214,000
250,000	Fisher Scientific International, Inc., Senior Subordinated Notes, 3.25%, 3/1/24	317,812
300,000	Henry Schein, Inc., Contingent Senior Notes, 3.00%, 8/15/34	354,375
100,000	Hologic, Inc., Senior Notes, 2.00%, 12/15/37 (3)	76,750
150,000	Inverness Medical Innovations, Inc. 3.00%, 5/15/16	139,875
250,000	Kinetic Concepts, Inc., Guaranteed Senior Notes, 3.25%, 4/15/15 (1)	217,813
250,000	Medtronic, Inc., Senior Notes, 1.63%, 4/15/13	240,937
150,000	Mylan, Inc., Guaranteed Senior Notes, 3.75%, 9/15/15 (1)	177,938
		1,932,250

	METALS FABRICATING (0.5%)
200,000	Trinity Industries, Inc. Subordinated Notes, 3.88%, 6/1/36	118,750
	NATURAL GAS - DIVERSIFIED (1.6%)
150,000	Chesapeake Energy Corp., Contingent Senior Notes, 2.75%, 11/15/35	133,125
200,000	Chesapeake Energy Corp., Contingent Senior Notes, 2.25%, 12/15/38	126,250
150,000	Penn Virginia Corp., Senior Subordinated Notes, 4.50%, 11/15/12	129,188
		388,563

	OILFIELD SERVICES/EQUIPMENT (5.4%)
250,000	Cameron International Corp., Senior Debentures, 2.50%, 6/15/26	294,375
200,000	Core Laboratories LP, Guaranteed Senior Notes, 0.25%, 10/31/11	208,250
150,000	Hornbeck Offshore Services, Inc. 1.63%, 11/15/26 (3)	122,265
150,000	SEACOR Holdings, Inc., Senior Debentures, 2.88%, 12/15/24	168,750
150,000	SESI LLC, Guaranteed Senior Notes, 1.50%, 12/15/26 (3)	124,125
100,000	Transocean, Inc., Senior Notes Series C, 1.50%, 12/15/37	91,375
300,000	Transocean, Inc., Senior Notes, Series B, 1.50%, 12/15/37	282,000
		1,291,140

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value

	PAPER & FOREST PRODUCTS (0.4%)
$100,000	Rayonier TRS Holdings, Inc., Guaranteed Senior Exchangeable Notes, 3.75%, 10/15/12	$97,375
	PETROLEUM - PRODUCING (2.6%)
150,000	Bill Barrett Corp., Guaranteed Senior Notes, 5.00%, 3/15/28	139,500
300,000	Goodrich Petroleum Corp., Senior Notes, 3.25%, 12/1/26	259,500
250,000	Pioneer Natural Resources Co., Senior Notes, 2.88%, 1/15/38	222,812
		621,812

	POWER (0.3%)
100,000	Suntech Power Holdings Co. Ltd., Senior Notes, 3.00%, 3/15/13 (1)	80,125
	PRECIOUS METALS (0.9%)
200,000	Newmont Mining Corp., Guaranteed Senior Notes, 1.63%, 7/15/17	219,750
	R.E.I.T. (2.2%)
250,000	Boston Properties L.P. 3.75%, 5/15/36	235,000
100,000	Host Hotels & Resorts, Inc., Exchangeable Senior Debentures, 2.63%, 4/15/27 (1)	86,625
200,000	Vornado Realty Trust, Senior Debentures, 3.88%, 4/15/25	195,250
		516,875

	RECREATION (2.4%)
250,000	Carnival Corp. 2.00%, 4/15/21	247,187
250,000	Hasbro, Inc. 2.75%, 12/1/21	319,375
		566,562

	RETAIL - SPECIAL LINES (1.3%)
300,000	Best Buy Company, Inc. 2.25%, 1/15/22	302,625
	SECURITIES BROKERAGE (0.9%)
250,000	NASDAQ OMX Group, Inc. (The), Senior Notes, 2.50%, 8/15/13	211,250
	SEMICONDUCTOR (4.6%)
250,000	Intel Corp., Jr. Subordinated Debentures, 2.95%, 12/15/35	218,125
250,000	Microchip Technology, Inc., Jr. Subordinated Debentures, 2.13%, 12/15/37	230,312
350,000	Micron Technology, Inc., Senior Notes, 1.88%, 6/1/14	248,500
350,000	ON Semiconductor Corp., Senior Subordinated Notes, 2.63%, 12/15/26	330,750

Principal Amount		Value

$100,000	Xilinx, Inc., Subordinated Debentures, 3.13%, 3/15/37	$79,375
		1,107,062

	STEEL - INTEGRATED (0.6%)
100,000	ArcelorMittal, Senior Notes, 5.00%, 5/15/14	138,250
	TELECOMMUNICATION SERVICES (3.4%)
400,000	Equinix, Inc., Subordinated Notes, 2.50%, 4/15/12	382,000
100,000	NII Holdings, Inc. 3.13%, 6/15/12	83,375
350,000	Qwest Communications International, Inc., Senior Notes, 3.50%, 11/15/25	347,812
		813,187

	TELECOMMUNICATIONS EQUIPMENT (2.0%)
150,000	Anixter International, Inc. 0.0% 7/7/33 (2)	85,875
100,000	Anixter International, Inc., Senior Notes, 1.00%, 2/15/13	83,000
300,000	Arris Group, Inc. 2.00%, 11/15/26	313,800
		482,675

	THERAPEUTIC (0.7%)
200,000	Theravance, Inc., Subordinated Notes, 3.00%, 1/15/15	162,250
	WIRELESS NETWORKING (1.8%)
150,000	Itron, Inc., Senior Subordinated Notes, 2.50%, 8/1/26	160,125
300,000	SBA Communications Corp., Senior Notes, 1.88%, 5/1/13 (1)	265,500
		425,625

	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $18,570,981)	19,290,127

Shares		Value

COMMON STOCKS (7.0%)

	AEROSPACE/DEFENSE (0.2%)
500	Precision Castparts Corp.	39,915
	AUTO & TRUCK (0.1%)
500	Navistar International Corp. *	19,770
	AUTO PARTS (0.1%)
1,000	Johnson Controls, Inc.	25,880

Value Line Convertible Fund, Inc.

Shares		Value

	BANK (0.2%)
1,000	JPMorgan Chase & Co.	$38,650
	BANK - CANADIAN (0.3%)
1,000	Bank of Nova Scotia	42,710
550	Toronto-Dominion Bank (The)	32,252
		74,962

	BANK - FOREIGN (0.2%)
2,025	Itau Unibanco Banco Multiplo S.A. ADR	36,227
	BANK - MIDWEST (0.1%)
500	Northern Trust Corp.	29,905
	BUILDING MATERIALS (0.1%)
500	Fluor Corp.	26,400
	CHEMICAL - BASIC (0.1%)
500	Agrium, Inc.	23,095
	CHEMICAL - SPECIALTY (0.2%)
500	Praxair, Inc.	39,090
	DIVERSIFIED COMPANIES (0.1%)
500	Honeywell International, Inc.	17,350
	DRUG (0.2%)
500	Alexion Pharmaceuticals, Inc. *	22,025
500	Celgene Corp. *	28,480
		50,505

	ELECTRICAL UTILITY - CENTRAL (0.2%)
500	Entergy Corp.	40,165
	FINANCIAL SERVICES - DIVERSIFIED (0.9%)
1,500	Affiliated Managers Group, Inc. *	99,030
500	Credit Suisse Group ADR	23,685
500	HDFC Bank Ltd. ADR	48,885
1,000	Leucadia National Corp. *	24,500
500	T. Rowe Price Group, Inc.	23,355
		219,455

	FOOD PROCESSING (0.2%)
750	Bunge Ltd.	52,478
	INDUSTRIAL SERVICES (0.2%)
600	FTI Consulting, Inc. *	32,658
1,000	Quanta Services, Inc. *	23,310
		55,968

	INFORMATION SERVICES (0.1%)
1,000	SYNNEX Corp. *	28,420
	MACHINERY (0.1%)
500	Cummins, Inc.	21,505
	MEDICAL SUPPLIES (0.3%)
1,000	Illumina, Inc. *	36,140
1,000	NuVasive, Inc. *	41,390
		77,530

Shares		Value

	NATURAL GAS - DIVERSIFIED (0.2%)
500	Devon Energy Corp.	$29,045
500	XTO Energy, Inc.	20,115
		49,160

	OILFIELD SERVICES/EQUIPMENT (1.3%)
500	ENSCO International, Inc.	18,945
500	FMC Technologies, Inc. *	21,750
750	Noble Corp.	25,395
2,000	Schlumberger Ltd.	107,000
1,500	Transocean Ltd. *	119,535
500	Willbros Group, Inc. *	6,895
		299,520

	PETROLEUM - INTEGRATED (0.1%)
500	Petroleo Brasileiro S.A. ADR	20,620
	PHARMACY SERVICES (0.1%)
400	Express Scripts, Inc. *	28,016
	POWER (0.4%)
3,000	NRG Energy, Inc. *	81,630
500	SunPower Corp. Class A *	16,100
		97,730

	PRECISION INSTRUMENT (0.1%)
500	Triumph Group, Inc.	19,970
500	Woodward Governor Co.	9,820
		29,790

	R.E.I.T. (0.2%)
1,000	Simon Property Group, Inc.	55,720
	RAILROAD (0.2%)
500	Burlington Northern Santa Fe Corp.	39,295
	SECURITIES BROKERAGE (0.1%)
400	Stifel Financial Corp. *	19,972
	SHOE (0.1%)
500	NIKE, Inc. Class B	28,320
	TELECOMMUNICATION SERVICES (0.3%)
1,000	American Tower Corp. Class A *	34,090
500	Millicom International Cellular S.A. *	37,075
		71,165

	TOTAL COMMON STOCKS (Cost $1,584,696)	1,656,578

CONVERTIBLE PREFERRED STOCK (7.9%)

	BANK (2.8%)
350	Bank of America Corp. Series L, 7.25%, Pfd	294,000

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

450	Wells Fargo & Co. Series L, 7.50%, Pfd	$377,982
		671,982

	CHEMICAL - DIVERSIFIED (0.7%)
5,000	Celanese Corp. 4.25%, Pfd	165,937
	DRUG (1.5%)
1,500	Schering-Plough Corp. 6.00%, Pfd	349,860
	METALS & MINING DIVERSIFIED (2.0%)
100	Freeport-McMoRan Copper & Gold, Inc. 5.50%, Pfd	131,875
3,000	Freeport-McMoRan Copper & Gold, Inc. 6.75%, Pfd	276,720
1,500	Vale Capital Ltd. Guaranteed Notes Series RIO, 5.50%, Pfd	62,010
		470,605

	NATURAL GAS - DIVERSIFIED (0.7%)
200	El Paso Corp. 4.99%, Pfd	175,500
	OILFIELD SERVICES/EQUIPMENT (0.2%)
1,000	Bristow Group, Inc. 5.50%, Pfd	45,313

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost $1,701,152)	1,879,197

	TOTAL INVESTMENT SECURITIES (95.9%) (Cost $21,856,829)	22,825,902

Principal Amount		Value

REPURCHASE AGREEMENT (4) (2.1%)

$500,000	With Morgan Stanley, 0.15%, dated 7/31/09, due 8/3/09, delivery value $500,006 (collateralized by $485,000 U.S. Treasury Notes 3.375%, due 6/30/13, with a value of $510,856)	500,000

	TOTAL REPURCHASE AGREEMENTS (Cost $500,000)	500,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (2.0%)		477,509

NET ASSETS (5) (100%)		$23,803,411

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($23,803,411 ÷ 2,491,290 shares outstanding)		$9.55

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	Zero coupon bond.
(3)	Step Bond - The rate shown is as of July 31, 2009 and will reset at a future date.
*	Non-income producing.
(4)	The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(5)
For federal income tax purposes, the aggregate cost was $22,356,829, aggregate gross unrealized appreciation was $2,003,567, aggregate gross unrealized depreciation was $1,034,494 and the net unrealized appreciation was $969,073.

ADR	American Depositary Receipt.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)	July 31, 2009

ASSETS VALUATION INPUT

Description	Level 1	Level 2

Convertible Corporate Bonds & Notes
Advertising	$—	$180,750
Aerospace/Defense	—	763,125
Apparel	—	135,563
Auto & Truck	—	317,625
Auto Parts	—	126,875
Beverage - Alcoholic	—	165,000
Biotechnology	—	545,625
Building Materials	—	146,625
Chemical - Diversified	—	153,563
Coal	—	369,750
Computer & Peripherals	—	691,062
Computer Software & Services	—	787,312
Diversified Companies	—	271,125
Drug	—	1,181,937
E-Commerce	—	275,938
Electrical Equipment	—	730,500
Electronics	—	176,500
Entertainment	—	346,000
Entertainment Technology	—	201,000
Environmental	—	376,125
Food Processing	—	148,125
Home Building	—	111,875
Household Products	—	143,750
Information Services	—	211,563
Insurance - Property & Casualty	—	268,938
Internet	—	283,000
Machinery	—	370,625
Medical Services	—	334,125
Medical Supplies	—	1,932,250
Metals Fabricating	—	118,750
Natural Gas - Diversified	—	388,563
Oilfield Services/Equipment	—	1,291,140
Paper & Forest Products	—	97,375
Petroleum - Producing	—	621,812
Power	—	80,125
Precious Metals	—	219,750
R.E.I.T.	—	516,875
Recreation	—	566,562
Retail - Special Lines	—	302,625
Securities Brokerage	—	211,250
Semiconductor	—	1,107,062
Steel - Integrated	—	138,250
Telecommunication Services	—	813,187
Telecommunications Equipment	—	482,675
Therapeutic	—	162,250
Wireless Networking	—	425,625

Total Convertible Corporate Bonds & Notes	—	19,290,127

Value Line Convertible Fund, Inc.

Common Stocks
Aerospace/Defense	39,915	—
Auto & Truck	19,770	—
Auto Parts	25,880	—
Bank	38,650	—
Bank - Canadian	74,962	—
Bank - Foreign	36,227	—
Bank - Midwest	29,905	—
Building Materials	26,400	—
Chemical - Basic	23,095	—
Chemical - Specialty	39,090	—
Diversified Companies	17,350	—
Drug	50,505	—
Electrical Utility - Central	40,165	—
Financial Services - Diversified	219,455	—
Food Processing	52,478	—
Industrial Services	55,968	—
Information Services	28,420	—
Machinery	21,505	—
Medical Supplies	77,530	—
Natural Gas - Diversified	49,160	—
Oilfield Services/Equipment	299,520	—
Petroleum - Integrated	20,620	—
Pharmacy Services	28,016	—
Power	97,730	—
Precision Instrument	29,790	—
R.E.I.T.	55,720	—
Railroad	39,295	—
Securities Brokerage	19,972	—
Shoe	28,320	—
Telecommunication Services	71,165	—

Total Common Stocks	1,656,578	—

Convertible Preferred Stock
Bank	671,982	—
Chemical - Diversified	—	165,937
Drug	349,860	—
Metals & Mining Diversified	338,730	131,875
Natural Gas - Diversified	—	175,500
Oilfield Services/Equipment	—	45,313

Total Convertible Preferred Stock	1,360,572	518,625

Repurchase Agreement	—	500,000
Total	$3,017,150	$20,308,752

For the period ended 7/31/09, there were no Level 3 investments.

Item 2. Controls and Procedures
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	September 29, 2009